Annual Operating Expenses {- Fidelity Magellan K6 Fund} - 03.31 Fidelity Magellan K6 Fund PRO -03 - Fidelity Magellan K6 Fund - Fidelity Magellan K6 Fund	May 29, 2021
Operating Expenses:
Management fee	0.45%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.45%